Form N-23C-3
       [As adopted in release No. IC-19399, April 7, 1993.58 F.R. 19330.]



                        Notification of Repurchase Offer
                    Pursuant to Rule 23c-3 [17CFR 270.23c-3]



1.       Investment Company Act File Number           Date of Notification

811-90004                                             February 6, 1998

2. Exact name of investment company as specified in registration statement:

Avalon Capital Inc.

3. Address of principal executive office: (number, street, city, state, zip code)

34 Chambers Street, Princeton, New Jersey  08542

4. Check one of the following:

A. [X] The notification pertains to a periodic repurchase offer under paragraph (b) of rule 23 c-3.

B. [ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of rule 23c-3.

C. [ ] The notification pertains to a periodic repurchase offer under paragraph (b) of rule 23c-3 and a discretionary repurchase offer under paragraph (c) of rule 23c-3.

                                            By: /s/ Michael Miola
                                               ---------------------------------
                                                 Michael Miola



                                            Title:  Administrator
                                                   -----------------------------


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